Contingencies (Tables)	12 Months Ended
Jan. 31, 2019
Disclosure of contingent liabilities [abstract]
Schedule of Contingent Liabilities

The Group had the following contingent liabilities at the end of the reporting period:

	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
Rent guarantees to certain landlords	419	419	571
Standby letter of credit to JP Morgan Chase Bank	291	291	286
Guarantee provided to UK Customs Department	304	329	282
Guarantee provided to ANZ for Merchant Service	172	172	-